Investment Portfolio	as of February 29, 2020 (Unaudited)

DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 103.0%
Alabama 0.4%
Southeast Alabama, State Gas Supply District Revenue Project, Series A, 4.0%, Mandatory Put 6/1/2024 @ 100, 6/1/2049, GTY: Morgan Stanley	3,400,000	3,789,980
Alaska 0.1%
Alaska, State Housing Finance Corp., Home Mortgage Revenue, Series D, 1.15% *, 3/6/2020, SPA: Federal Home Loan Bank	950,000	950,000
Arizona 2.3%
Arizona, Certificates of Participation, Series A, 5.0%, 10/1/2027	4,000,000	5,167,680
Arizona, State Industrial Development Authority Revenue, "A", Series 2019-2, 3.625%, 5/20/2033	4,972,463	5,786,754
Arizona, State Industrial Development Authority, Education Revenue, Odyssey Preparatory Academy Project, 144A, 4.375%, 7/1/2039	1,500,000	1,523,910
Chandler, AZ, Industrial Development Authority, AMT, 5.0%, Mandatory Put 6/3/2024 @ 100, 6/1/2049	7,235,000	8,405,840
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional School Project, Series B, 144A, 5.0%, 7/1/2039	1,000,000	1,162,520
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-2, AMT, 2.2%, Mandatory Put 6/3/2024 @ 100, 3/1/2028	1,750,000	1,819,702
		23,866,406
California 10.2%
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
Series M-049, 144A, 3.05%, 4/15/2034	2,490,000	2,749,632
Series M-050, 3.05%, 6/15/2037	7,370,000	8,199,715
Series M-050, "A", 3.35%, 11/25/2033 , GTY: Freddie Mac	609,915	684,556
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, 5.0%, 6/1/2032	5,000,000	6,427,550
California, State General Obligation, Various Purposes:
5.0%, 4/1/2036	7,000,000	9,268,420
5.25%, 9/1/2027	10,000,000	10,663,000
6.0%, 3/1/2033	3,765,000	3,779,759
California, State Housing Finance Agency, Multi-Family Green Tax-Exempt Mortgage Backed Bonds, Noble Towers Apartment, Series N, 2.35%, 12/1/2035	9,975,265	10,586,550
California, State Pollution Control Finance Authority, Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT, 2.5%, Mandatory Put 5/1/2024 @ 100, 11/1/2038	5,500,000	5,843,860
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2031	10,000,000	10,086,100
San Diego County, CA, Regional Airport Authority, Subordinate Airport Revenue:
Series B, 5.0%, 7/1/2035 (a)	1,250,000	1,683,837
Series B, 5.0%, 7/1/2036 (a)	2,000,000	2,687,280
Series B, 5.0%, 7/1/2037 (a)	1,800,000	2,411,244
San Francisco City & County, CA, Airports Commission, Series A-1, AMT, 1.2% *, 3/6/2020, LOC: Bank of America NA	1,500,000	1,500,000
San Francisco City & County, CA, Multi Family Housing Revenue, Transbay Block 8 Tower Apartments, Series H-2, 1.2% *, 3/6/2020, LOC: Bank of China Ltd.	580,000	580,000
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2035	7,000,000	9,103,500
Santa Barbara County, CA, Solid Waste System Revenue, Certificate of Participation:
Series B, AMT, 5.0%, 12/1/2034	5,000,000	6,420,100
Series B, AMT, 5.0%, 12/1/2035	5,000,000	6,406,350
Turlock, CA, Irrigation District Revenue:
5.0%, 1/1/2033 (a)	2,620,000	3,439,772
5.0%, 1/1/2034 (a)	3,380,000	4,410,832
		106,932,057
Colorado 2.7%
Colorado, General Obligation, Vauxmont Metropolitan District, 3.25%, 12/15/2050, INS: AGMC	2,000,000	2,142,360
Colorado, Housing & Finance Authority, Multi-Family Tax Exempt Mortgage Backed Securities, Diagonal Affordable Apartments Project, Series A, 3.65%, 7/1/2036	5,000,000	5,801,300
Colorado, State Health Facilities Authority, Hospital Revenue, Valley View Hospital Association Project, 2.8%, Mandatory Put 5/15/2023 @ 100, 5/15/2042	2,925,000	3,047,382
Colorado, State Housing & Finance Authority, Series H, 4.25%, 11/1/2049	2,465,000	2,780,200
Denver City & County, CO, Airport Revenue System:
Series B, 5.0%, 11/15/2022	1,500,000	1,665,810
Series A, AMT, 5.0%, 12/1/2034	10,000,000	12,830,800
		28,267,852
Connecticut 2.2%
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	3,870,000	4,178,168
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose:
Series A, 5.0%, 1/1/2027	8,000,000	10,022,160
Series A, 5.0%, 10/1/2027	8,000,000	9,130,480
		23,330,808
Florida 6.2%
Escambia County, FL, Housing Finance Authority Single Family Mortgage Revenue, County Program, Series A, 4.75%, 4/1/2050	5,870,000	6,626,878
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project, Series A, 144A, AMT, 6.5%, Mandatory Put 1/1/2029 @ 100, 1/1/2049	2,000,000	2,066,680
Florida, Reedy Creek Improvement District, Series A, 4.0%, 6/1/2032	1,500,000	1,757,670
Florida, State Department of Transportation, Florida Right-of-Way Acquisition & Bridge Construction, Series A, 4.0%, 7/1/2034	5,000,000	5,997,100
Florida, Tohopekaliga Water Utility System Revenue, 4.0%, 10/1/2032	2,145,000	2,485,476
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2029	750,000	857,392
Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027	4,360,000	5,122,564
Miami-Dade County, FL, Aviation Revenue, Series B, 5.0%, 10/1/2024	4,000,000	4,096,400
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, Prerefunded 10/1/2020 @ 100, 5.5%, 10/1/2025	3,000,000	3,081,630
Series A-1, Prerefunded 10/1/2020 @ 100, 5.5%, 10/1/2026	4,400,000	4,519,724
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021, INS: NATL	925,000	954,979
Miami-Dade County, FL, School Board, Certificates of Participation, Series D, 5.0%, 2/1/2029	7,000,000	8,485,680
Miami-Dade County, FL, Water & Sewer Systems Revenue, Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2027, INS: AGMC	10,000,000	10,246,300
Orlando & Orange County, FL, Expressway Authority Revenue, Series A, Prerefunded 7/1/2020 @ 100, 5.0%, 7/1/2028	7,500,000	7,603,575
Village, FL, Community Development District No. 13, Special Assessment Revenue, 144A, 3.0%, 5/1/2029	1,000,000	1,046,310
		64,948,358
Georgia 6.9%
Atlanta, GA, Airport Revenue, Series C, 5.75%, 1/1/2023	2,460,000	2,564,427
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.0%, 11/1/2022	3,000,000	3,331,950
Series B, 5.25%, 11/1/2027 , INS: AGMC	10,000,000	12,781,900
Burke County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co., Plant Vogtle Project, 2.25%, Mandatory Put 5/25/2023 @ 100, 10/1/2032	1,000,000	1,027,340
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	8,800,000	9,336,976
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	11,007,198
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System Obligated Group, Series B, 5.5%, 2/15/2029	2,110,000	2,117,216
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	1,705,000	2,019,879
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048, GTY: Royal Bank of Canada	8,250,000	9,135,720
Series B, 4.0%, Mandatory Put 12/2/2024 @ 100, 8/1/2049, GTY: TD Bank NA	5,000,000	5,713,850
Series A, 5.0%, 5/15/2035 , GTY: Macquarie Group Ltd.	1,135,000	1,571,907
Series A, 5.0%, 5/15/2036 , GTY: Macquarie Group Ltd.	2,000,000	2,792,300
Georgia, Municipal Electric Authority, Series B, 1.18% *, 3/6/2020, LOC: Barclays Bank PLC	745,000	745,000
Georgia, Municipal Electric Authority, Combined Cycle Project:
Series A, 5.0%, 11/1/2022	1,000,000	1,102,830
Series A, 5.0%, 11/1/2027	1,000,000	1,026,100
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	3,420,000	3,531,013
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 1st, 2.25%, 7/1/2025	2,295,000	2,365,480
		72,171,086
Hawaii 2.6%
Hawaii, State Airports Systems Revenue:
Series A, AMT, 5.0%, 7/1/2033	1,650,000	2,106,010
Series A, AMT, 5.0%, 7/1/2034	2,000,000	2,548,000
Series A, AMT, 5.0%, 7/1/2035	2,500,000	3,179,150
Series A, 5.25%, 7/1/2027	2,335,000	2,368,134
Series A, 5.25%, 7/1/2028	5,010,000	5,080,441
Series A, 5.25%, 7/1/2029	3,155,000	3,198,823
Hawaii, State General Obligation, Series FK, 4.0%, 5/1/2032	4,400,000	5,207,532
Honolulu City & County, HI, General Obligation, Honolulu Rail Transit Project, Series B, 5.0%, 3/1/2031 (a)	3,000,000	4,094,550
		27,782,640
Illinois 6.5%
Channahon, IL, Morris Hospital Revenue, 1.18% *, 3/6/2020, LOC: U.S. Bank NA	1,445,000	1,445,000
Chicago, IL, O'Hare International Airport Revenue, Series D, 5.0%, 1/1/2023	6,540,000	7,296,678
Chicago, IL, O'Hare International Airport Revenue, Senior Lien, Series A, AMT, 5.0%, 1/1/2036	2,500,000	3,150,075
Chicago, IL, Waterworks Revenue:
Series 2017-2, 5.0%, 11/1/2023	650,000	737,906
Series 2017-2, 5.0%, 11/1/2024	1,000,000	1,162,740
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 5.25%, 6/1/2020	3,000,000	3,030,390
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	5,931,350
Illinois, State Finance Authority Revenue, Lutheran Communities, Series A, 5.0%, 11/1/2035	900,000	1,010,754
Illinois, State Finance Authority Revenue, North Park University Project, 1.08% *, 3/6/2020, LOC: U.S. Bank NA	1,000,000	1,000,000
Illinois, State General Obligation:
Series B, 5.0%, 10/1/2023	6,200,000	7,024,600
5.0%, 2/1/2024	6,170,000	7,039,723
Series A, 5.0%, 12/1/2024	5,000,000	5,850,350
Illinois, State Housing Development Authority Revenue, Series C, 4.0%, 10/1/2049	7,140,000	7,970,596
Illinois, State Housing Development Authority, Multi-Family Housing Revenue, Morningside North Apartments, Series FN, 3.07%, 6/1/2036	1,987,090	2,209,048
Illinois, State Municipal Electric Agency, Power Supply Revenue, Series A, 5.0%, 2/1/2028	6,500,000	7,816,575
Illinois, State Toll Highway Authority Revenue, Series A, 5.0%, 1/1/2028	1,250,000	1,387,938
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	450,000	451,616
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2029	3,500,000	4,138,050
		68,653,389
Indiana 2.1%
Indiana, Rockport Pollution Control Revenue, Michigan Power Co. Project, Series A, 3.05%, 6/1/2025	3,700,000	4,045,876
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2033	2,000,000	2,364,060
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	7,700,000	8,344,182
Indiana, Wastewater Utility Revenue, CWA Authority Project, Series A, 5.0%, 10/1/2027	1,565,000	1,729,419
Indianapolis, IN, Local Public Improvement Bond Bank, Series K, 5.0%, 6/1/2026	5,355,000	5,618,520
		22,102,057
Iowa 0.2%
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	2,500,000	2,623,800
Kansas 0.1%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 1.16% *, 3/2/2020, LOC: U.S. Bank NA	1,400,000	1,400,000
Kentucky 1.2%
Kentucky, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Series A, AMT, 1.35%, Mandatory Put 3/2/2020 @ 100, 4/1/2031	5,000,000	5,000,000
Kentucky, State Public Energy Authority, Gas Supply Revenue, Series B, 4.0%, Mandatory Put 1/1/2025 @ 100, 1/1/2049, GTY: BP Corp. North America, Inc.	7,160,000	8,088,652
		13,088,652
Louisiana 0.2%
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System, Series A, 5.0%, 10/1/2035, INS: AGMC	1,250,000	1,591,325
Maine 0.8%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.25%, 7/1/2031	8,040,000	8,151,113
Maryland 1.0%
Gaithersburg, MD, Economic Development Revenue, Asbury Obligated Group, Series A, 5.0%, 1/1/2033	2,500,000	2,894,250
Maryland, State Community Development Administration, Department of Housing & Community Development:
Series C, 3.5%, 3/1/2050	1,430,000	1,574,487
Series B, 4.0%, 9/1/2049	4,160,000	4,637,027
Maryland, State Economic Development Corp. Revenue, Transportation Facilities Projects:
Series A, 5.0%, 6/1/2031	1,000,000	1,262,180
Series A, 5.0%, 6/1/2032	500,000	629,945
		10,997,889
Massachusetts 2.2%
Massachusetts, Metropolitan Boston Transit Parking Corp., Systemwide Parking Revenue, Senior Lien, 5.0%, 7/1/2028	3,760,000	3,963,002
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series J-2, 5.0%, 7/1/2033	1,000,000	1,273,670
Series J-2, 5.0%, 7/1/2034	2,000,000	2,542,620
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	3,000,000	3,252,690
Massachusetts, State Housing Finance Agency, Series 162, 2.75%, 12/1/2041	95,000	95,786
Massachusetts, State Port Authority:
Series A, AMT, 5.0%, 7/1/2035	5,000,000	6,469,950
Series A, AMT, 5.0%, 7/1/2036	4,000,000	5,163,760
		22,761,478
Michigan 2.1%
Michigan, State Building Authority Revenue, Facilities Program, Series II-A, 5.0%, 10/15/2024	1,610,000	1,718,691
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2031	10,700,000	13,283,087
Michigan, State Housing Development Authority, Single Family Mortgage Revenue, Series B, 3.75%, 6/1/2050	1,925,000	2,138,637
Michigan, State Strategic Fund Ltd., Obligation Revenue, Improvement Project:
Series I-75, AMT, 5.0%, 6/30/2032	1,320,000	1,686,564
Series I-75, AMT, 5.0%, 12/31/2032	700,000	893,333
Series I-75, AMT, 5.0%, 12/31/2033	1,600,000	2,037,616
		21,757,928
Minnesota 0.6%
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038 (a)	6,500,000	6,669,845
Mississippi 2.4%
Mississippi, Development Bank Special Obligation, Department of Corrections:
Series C, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	6,110,000	6,223,340
Series D, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	5,000,000	5,092,750
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series L, 1.2% *, 3/2/2020, GTY: Chevron Corp.	3,500,000	3,500,000
Mississippi, State Gaming Tax Revenue:
Series E, 5.0%, 10/15/2028	4,755,000	5,765,105
Series A, 5.0%, 10/15/2036	4,000,000	5,114,960
		25,696,155
Missouri 0.1%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Project, Series B, 2.875%, Mandatory Put 2/1/2022 @ 100, 2/1/2034	1,540,000	1,542,079
Nebraska 0.3%
Douglas County, NE, Hospital Authority No #2, Health Facilities, Children's Hospital Obligated Group, Series A, 1.16% *, 3/2/2020, LOC: U.S. Bank NA	3,575,000	3,575,000
Nevada 0.5%
Nevada, State Housing Division, Single Family Mortgage Revenue, Series A, 4.0%, 4/1/2049	3,100,000	3,457,926
Sparks, NV, Tourism Improvement District #1 Revenue, Sales Tax, Series A, 144A, 2.75%, 6/15/2028	1,500,000	1,582,155
		5,040,081
New Jersey 2.4%
Bergen County, NJ, General Obligation, 3.0%, 12/1/2030	4,710,000	5,333,887
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040 (a)	1,355,000	1,388,739
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	1,490,000	1,518,593
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 3.25%, 12/1/2039	1,500,000	1,596,435
New Jersey, State Transportation Trust Fund Authority:
Series B, 5.25%, 6/15/2025	5,000,000	5,261,950
Series B, 5.25%, 6/15/2026	5,000,000	5,262,550
New Jersey, State Transportation Trust Fund Authority Revenue, Federal Highway Reimbursement Notes, Series A, 5.0%, 6/15/2029	970,000	1,168,006
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2029	3,000,000	3,842,040
		25,372,200
New Mexico 0.4%
New Mexico, State Mortgage Finance Authority, Series C, 4.0%, 1/1/2050	3,770,000	4,200,911
New York 11.3%
Monroe County, NY, Industrial Development Corp. Revenue, State Ann's Community Project, 4.0%, 1/1/2030	3,000,000	3,322,170
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2021	1,000,000	1,013,710
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.0%, 5/1/2028	8,820,000	10,569,711
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2029	10,000,000	10,539,100
New York, State Liberty Development Corporation, Second Priority Liberty Revenue, "1", 2.45%, 9/15/2069	5,000,000	5,326,750
New York, State Thruway Authority, Series J, 5.0%, 1/1/2028	10,000,000	11,522,000
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.0%, 1/1/2028	3,965,000	4,981,071
New York, TSASC, Inc., Series A, 5.0%, 6/1/2022	1,000,000	1,086,680
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series BB-2, 1.2% *, 3/2/2020, SPA: Mizuho Bank Ltd.	10,735,000	10,735,000
Series FF-2, 4.0%, 6/15/2036	3,000,000	3,649,290
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B1, 5.0%, 11/1/2027	750,000	878,910
Series B1, 5.0%, 11/1/2028	1,175,000	1,376,430
Series D-1, 5.0%, 11/1/2028	4,715,000	5,041,184
Series E-1, 5.0%, 2/1/2029	3,055,000	3,297,323
Series B1, 5.0%, 11/1/2029	935,000	1,095,867
New York City, NY, Transitional Finance Authority, Building Aid Revenue:
Series S-2, 5.0%, 7/15/2028	6,750,000	8,276,040
Series S-3, 5.0%, 7/15/2035	5,000,000	6,463,700
New York, NY, General Obligation:
Series F, 5.0%, 8/1/2024	9,000,000	9,717,480
Series D-1, 5.0%, 8/1/2029	8,620,000	9,825,593
Triborough, NY, Bridge & Tunnel Authority Revenues, Series A, 5.0%, 11/15/2028	4,975,000	5,620,158
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2030 (a)	1,345,000	1,790,612
Series A, 5.0%, 9/1/2031 (a)	2,020,000	2,682,358
		118,811,137
North Carolina 0.6%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,015,070
North Carolina, State Grant Anticipation Revenue, 5.0%, 3/1/2024	4,625,000	5,380,725
		6,395,795
North Dakota 0.6%
Fargo, ND, Sanford Health Systems Revenue, 5.5%, 11/1/2021	1,250,000	1,343,063
North Dakota, State Housing Finance Agency, Series C, 4.0%, 1/1/2050	4,495,000	5,125,873
		6,468,936
Ohio 1.4%
Cleveland, OH, Airport Systems Revenue, Series A, Prerefunded 1/1/2022 @ 100, 5.0%, 1/1/2027	3,000,000	3,232,140
Lucas County, OH, Hospital Revenue, Promedica Healthcare:
Series D, 5.0%, 11/15/2024	1,805,000	1,909,600
Series D, Prerefunded 11/15/2021 @ 100, 5.0%, 11/15/2024	995,000	1,065,058
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems 2010 Project, 5.5%, 11/15/2030, INS: AGMC	5,000,000	5,048,150
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Series B, 4.5%, 3/1/2050	1,715,000	1,956,558
Ohio, State Turnpike Commission, Infrastructure Projects, Series A-1, 5.25%, 2/15/2029	1,310,000	1,469,387
		14,680,893
Oregon 1.9%
Oregon, State General Obligation, Series L, Prerefunded 5/1/2021 @ 100, 5.0%, 5/1/2025	3,000,000	3,146,370
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 4.5%, 1/1/2049	5,080,000	5,632,602
Port of Portland, OR, Airport Revenue, Passenger Facility Charge, Portland International Airport:
Series A, 5.5%, 7/1/2026	4,025,000	4,280,990
Series A, 5.5%, 7/1/2029	7,000,000	7,429,800
		20,489,762
Pennsylvania 6.7%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2034	5,000,000	6,277,650
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project, 5.0%, 12/1/2038	1,000,000	1,118,720
Montgomery County, PA, Higher Education & Health Authority, State Presbyterian Homes, Inc. Project:
5.0%, 12/1/2027	2,735,000	3,207,827
5.0%, 12/1/2032	2,745,000	3,185,957
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project, Series A, 5.0%, 12/1/2033	8,435,000	9,904,461
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue, Series A, AMT, 2.45%, 6/1/2039 (a)	2,000,000	1,978,960
Pennsylvania, State Certificates of Participation:
Series A, 5.0%, 7/1/2029	300,000	382,197
Series A, 5.0%, 7/1/2031	850,000	1,075,004
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A, 5.0%, 2/1/2028	3,000,000	3,516,480
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc. Project:
Series A, AMT, 1.2%, Mandatory Put 4/15/2020 @ 100, 4/1/2034	770,000	770,162
Series B-1, AMT, 1.2%, Mandatory Put 4/15/2020 @ 100, 4/1/2049	770,000	770,162
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 2.15%, Mandatory Put 7/1/2024 @ 100, 7/1/2041, GTY: Waste Management, Inc.	1,250,000	1,301,163
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, 3.5%, 10/1/2041	2,740,000	2,864,423
Series 122, 4.0%, 10/1/2046	5,615,000	6,035,395
Pennsylvania, State Turnpike Commission Revenue:
Series C, 5.0%, 12/1/2028	2,950,000	3,493,065
Series B, 5.0%, 6/1/2029	5,000,000	6,128,900
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2026	2,120,000	2,483,389
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2027	2,820,000	3,303,376
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2028	1,000,000	1,171,410
Philadelphia, PA, School District:
Series F, 5.0%, 9/1/2030	8,970,000	10,999,821
Series F, Prerefunded 9/1/2026 @ 100, 5.0%, 9/1/2030	30,000	37,764
		70,006,286
South Carolina 0.3%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2025	2,755,000	2,972,232
South Carolina, State Housing Finance & Development Authority, Mortgage Revenue, Series A, 4.0%, 1/1/2050	375,000	423,172
		3,395,404
Tennessee 2.6%
Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Ballad Health Obligation Group, Series A, 5.0%, 7/1/2035	2,500,000	3,101,825
Shelby County, TN, State General Obligation, Series B, 4.0%, 4/1/2034	3,330,000	4,045,617
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	1,930,000	1,985,371
Tennessee, State Energy Acquisition Corp., Gas Revenue, Series A, 4.0%, Mandatory Put 11/1/2025 @ 100, 11/1/2049, GTY: Goldman Sachs Group, Inc.	6,000,000	6,884,700
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	475,000	489,445
Series 1C, 4.5%, 7/1/2037	505,000	523,882
Tennessee, State Housing Development Agency, Residential Financing Program Revenue:
3.75%, 1/1/2050	3,500,000	3,926,720
Series 2, 4.0%, 1/1/2048	5,410,000	6,105,726
		27,063,286
Texas 10.7%
Allen, TX, Independent School District, Prerefunded 2/15/2021 @ 100, 5.0%, 2/15/2025	520,000	541,029
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2029	970,000	993,377
5.0%, 10/1/2030	1,210,000	1,239,016
El Paso, TX, Independent School District, 4.0%, 8/15/2035	5,000,000	5,954,500
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax, Series A, Prerefunded 11/1/2021 @ 100, 5.0%, 11/1/2031	2,795,000	2,992,159
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2026	4,000,000	4,224,160
Series B, 5.0%, 7/1/2027	9,600,000	10,521,120
Houston, TX, Utility Systems Revenue, Series A, Prerefunded 11/15/2020 @ 100, 5.25%, 11/15/2028	2,500,000	2,578,900
Houston, TX, Utility Systems Revenue, First Lien:
Series A, 5.0%, 11/15/2032 (a)	1,430,000	1,963,047
Series A, 5.0%, 11/15/2033 (a)	1,525,000	2,088,152
Humble, TX, Independent School District, School Building, Series A, 5.0%, 2/15/2029	1,335,000	1,386,131
Lubbock, TX, General Obligation, Prerefunded 2/15/2021 @ 100, 5.0%, 2/15/2029	2,000,000	2,079,920
North Texas, Tollway Authority Revenue, Special Projects Systems:
Series D, Prerefunded 9/1/2021 @ 100, 5.25%, 9/1/2027	5,080,000	5,413,604
Series A, Prerefunded 9/1/2021 @ 100, 5.5%, 9/1/2028	1,240,000	1,326,019
Northside, TX, Independent School District:
1.6%, Mandatory Put 8/1/2024 @ 100, 8/1/2049	3,000,000	3,057,570
2.75%, Mandatory Put 8/1/2023 @ 100, 8/1/2048	1,540,000	1,627,426
Plano, TX, General Obligation, 5.0%, 9/1/2029	645,000	647,006
Port Beaumont, TX, Navigation District Dock & Wharf Facility Revenue, Jefferson's Gulf Coast Energy Project, Series A, 144A, AMT, 3.625%, 1/1/2035	1,000,000	1,040,660
San Antonio, TX, Water Systems Revenue, Junior Lien, Series E, 5.0%, 5/15/2027	1,900,000	2,147,038
Socorro, TX, Independent School District:
Series A, 4.0%, 8/15/2032	1,500,000	1,784,790
Series B, 4.0%, 8/15/2032	3,000,000	3,569,580
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2023	2,500,000	2,549,092
Texas, Aldine Independent School District, 4.0%, 2/15/2032	3,000,000	3,503,910
Texas, Dallas-Fort Worth International Airport Revenue:
Series C, 5.0%, 11/1/2025	4,605,000	4,734,400
Series C, 5.0%, 11/1/2026	3,290,000	3,382,449
Texas, Grand Parkway Transportation Corp., 5.0%, 2/1/2023	6,460,000	7,187,654
Texas, Lower Neches Valley Authority, Industrial Development Corp., Exxon Mobil Project, Series A, 1.2% *, 3/2/2020	1,875,000	1,875,000
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020, GTY: Goldman Sachs Group, Inc.	3,790,000	3,860,721
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	8,880,000	10,572,883
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2022, GTY: Macquarie Group Ltd.	5,000,000	5,534,450
Texas, State Water Development Board, Series A, 4.0%, 10/15/2032	5,000,000	5,983,350
Texas, State Water Development Board, State Water Implementation Fund, Series A, 4.0%, 10/15/2034	4,900,000	5,834,479
		112,193,592
Utah 0.6%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2035	5,000,000	6,313,650
Virginia 3.3%
Fairfax County, VA, Economic Development Authority Revenue, Wiehle Ave MetroRail Station Parking Project:
5.0%, 8/1/2030 (a)	1,540,000	2,083,836
5.0%, 8/1/2031 (a)	1,745,000	2,362,556
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College, Series B, 4.0%, 2/1/2029	18,755,000	21,833,258
Virginia, State Public School Authority, School Financing, Series B, 4.0%, 8/1/2029	7,060,000	8,380,361
		34,660,011
Washington 3.7%
Washington, State Convention Center Public Facilities District, 5.0%, 7/1/2035	2,000,000	2,537,940
Washington, State General Obligation:
Series R-2021A, 5.0%, 6/1/2030 (a)	1,000,000	1,317,770
Series R-2021A, 5.0%, 6/1/2031 (a)	750,000	983,077
Series R-2021A, 5.0%, 6/1/2032 (a)	1,000,000	1,305,120
Series A, Prerefunded 8/1/2021 @ 100, 5.0%, 8/1/2032	14,000,000	14,839,720
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, 5.0%, 8/15/2029	2,300,000	2,842,524
Washington, State Housing Finance Commission, Homeownership Program, Series A, 4.7%, 10/1/2028	45,000	45,109
Washington, State Housing Finance Commission, Horizon House Project:
144A, 5.0%, 1/1/2028	750,000	900,083
144A, 5.0%, 1/1/2029	840,000	1,004,808
144A, 5.0%, 1/1/2031	1,030,000	1,224,526
144A, 5.0%, 1/1/2033	1,050,000	1,241,257
Washington, State Housing Finance Commission, Non-Profit Revenue, Overlake School Project, 1.15% *, 3/6/2020, LOC: Wells Fargo Bank NA	445,000	445,000
Washington, University of Washington Revenue:
Series C, 5.0%, 4/1/2030 (a)	2,000,000	2,608,180
Series C, 5.0%, 4/1/2031 (a)	1,750,000	2,276,155
Series C, 5.0%, 4/1/2032 (a)	1,350,000	1,748,601
Series C, 5.0%, 4/1/2033 (a)	1,455,000	1,878,623
Series C, 5.0%, 4/1/2034 (a)	1,700,000	2,190,365
		39,388,858
West Virginia 0.3%
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group, Series A, 5.0%, 6/1/2032	2,400,000	2,961,648
Wisconsin 0.4%
Wisconsin, State General Obligation, Series A, Prerefunded 5/1/2021 @ 100, 5.25%, 5/1/2026	3,500,000	3,680,880
Other 1.9%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series M-024, AMT, 144A, 2.304%, 5/15/2027 , LIQ: Freddie Mac	1,905,000	1,980,248
"A", Series M-053, 2.55%, 6/15/2035	6,990,000	7,576,391
"A", Series M-051, 144A, 2.65%, 6/15/2035 , LIQ: Freddie Mac	7,980,000	8,697,402
Freddie Mac Multifamily, Class A, 3.4%, 1/25/2036, GTY: Freddie Mac	1,470,557	1,673,421
		19,927,462
Total Municipal Bonds and Notes (Cost $1,009,682,475)		1,083,700,689
	Shares	Value ($)
Open-End Investment Companies 1.4%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.953% ** (Cost $14,869,837)	14,866,678	14,869,651
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,024,552,312)	104.4	1,098,570,340
Other Assets and Liabilities, Net	(4.4)	(46,689,086)
Net Assets	100.0	1,051,881,254

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of February 29, 2020. Date shown reflects the earlier of demand date or stated maturity date.
** Current yield; not a coupon rate.
(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (b)	$—	$1,083,700,689	$—	$1,083,700,689
Open-End Investment Companies	14,869,651	—	—	14,869,651
Total	$14,869,651	$1,083,700,689	$—	$1,098,570,340

(b)	See Investment Portfolio for additional detailed categorizations.